PUBLIC OFFERING (FY) (Details) - $ / shares		3 Months Ended
	Sep. 22, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Public Warrants [Member]
Proposed Public Offering [Abstract]
Number of securities to be called by each unit (in shares)	0.5
Class A Common Stock [Member]
Proposed Public Offering [Abstract]
Number of securities to be called by each unit (in shares)	1		1
Initial Public Offering [Member]
Proposed Public Offering [Abstract]
Units issued (in shares)		13,225,000
Initial Public Offering [Member] | Public Shares [Member]
Proposed Public Offering [Abstract]
Units issued (in shares)	13,225,000
Unit price (in dollars per share)	$ 10.00
Initial Public Offering [Member] | Public Warrants [Member]
Proposed Public Offering [Abstract]
Number of securities to be called by each unit (in shares)				0.5
Warrants exercise price (in dollars per share)				$ 11.50
Initial Public Offering [Member] | Class A Common Stock [Member]
Proposed Public Offering [Abstract]
Number of securities to be called by each unit (in shares)	1			1
Number of securities called by each warrant (in shares)	1			1
Over-Allotment Option [Member] | Public Shares [Member]
Proposed Public Offering [Abstract]
Units issued (in shares)	1,725,000
Unit price (in dollars per share)	$ 10.00